Note 4 - Other Non-current Assets	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Other Noncurrent Assets [Text Block]
4.
Other Non-Current Assets:

As of
July 16, 2014,
Zim Integrated Services (“Zim”) and its creditors, including vessel and container lenders, ship-owners, shipyards, unsecured lenders and bond holders, entered into definitive documentation to restructure its debt. Based on this agreement, the Company received equity securities representing
1.2%
of Zim’s equity and
$8,229
aggregate principal amount of unsecured interest-bearing Zim notes maturing in
2023
consisting of
$1,452
of
3.0%
Series
1
Notes due
2023
amortizing subject to available cash flows in accordance with a corporate mechanism and
$6,777
of
5.0%
Series
2
Notes due
2023
non-amortizing (of the
5%
interest,
3%
is payable quarterly in cash and
2%
interest is accrued quarterly with deferred cash payment on maturity) in exchange for amounts owed by Zim to the Company under their charter agreements. The Company calculated the fair value of the instruments received by Zim based on the agreement discussed above, available information on Zim and other similar contracts with similar terms, maturities and interest rates, and recorded at fair value of
$676
in relation to the Series
1
Notes,
$3,567
in relation to the Series
2
Notes and
$7,802
in relation to its equity participation in Zim. The difference between the aggregate fair value of the debt and equity securities received from Zim and the then net carrying value of the amounts due from Zim of
$2,888
was written-off in
2014.

The Company accounts on a quarterly basis, for the fair value unwinding of the Series
1
and Series
2
Notes, until the book value of the instruments equals their face value on maturity. During the six
-month period ended
June 30, 2018,
the Company recorded
$379
in relation to their fair value unwinding (
$348
for the
six
-month period ended
June 30, 2017),
which is included in “Interest income” in the consolidated statement of income. The Company has classified such debt and equity securities under other non-current assets, since it has no
intention to sell the securities in the near term. During the year ended
December 31, 2016,
the Company received
$46
capital redemption of the Series
1
Notes, reducing the principal to
$1,406.
The Series
1
and Series
2
Zim Notes are carried at amortized cost in the accompanying consolidated balance sheet as at
June 30, 2018,
which approximates their fair value as of such date. These financial instruments are not
measured at fair value on a recurring basis. As of
June 30, 2018,
the Company has assessed for other than temporary impairment of its investment in Series
1
and Series
2
Notes and has concluded that
no
impairment should be recorded.

The Zim equity securities are carried at cost less impairment.
No
dividends have been received from Zim since
July 16, 2014.
As of
June 30, 2018,
the Company has qualitatively assessed for impairment of its investment in equity securities in Zim and has concluded that no
impairment should be recorded.